CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenues:
Gathering services and related fees	$ 118,013	$ 78,100
Natural gas, NGLs and condensate sales	11,120	7,588
Other revenues	6,672	4,883
Total revenues	135,805	90,571
Costs and expenses:
Cost of natural gas and NGLs	9,052	6,290
Operation and maintenance	23,692	25,842
General and administrative	14,132	12,879
Depreciation and amortization	28,569	27,728
Transaction costs	0	1,174
Loss (gain) on asset sales, net	3	(63)
Long-lived asset impairment	284	0
Total costs and expenses	75,732	73,850
Other income	71	22
Interest expense	(16,716)	(15,882)
Early extinguishment of debt	(22,020)	0
Deferred Purchase Price Obligation expense	(20,883)	(7,463)
Income (loss) before income taxes and (loss) income from equity method investees	525	(6,602)
Income tax (expense) benefit	(452)	77
(Loss) income from equity method investees	(656)	2,860
Equity in earnings of consolidated subsidiaries	0	0
Net loss	(583)	(3,665)
Consolidating adjustments
Revenues:
Gathering services and related fees	0	0
Natural gas, NGLs and condensate sales	0	0
Other revenues	0	0
Total revenues	0	0
Costs and expenses:
Cost of natural gas and NGLs	0	0
Operation and maintenance	0	0
General and administrative	0	0
Depreciation and amortization	0	0
Transaction costs	0	0
Loss (gain) on asset sales, net	0	0
Long-lived asset impairment	0
Total costs and expenses	0	0
Other income	0	0
Interest expense	0	0
Early extinguishment of debt	0
Deferred Purchase Price Obligation expense	0	0
Income (loss) before income taxes and (loss) income from equity method investees	0	0
Income tax (expense) benefit	0	0
(Loss) income from equity method investees	0	0
Equity in earnings of consolidated subsidiaries	(80,406)	(27,306)
Net loss	(80,406)	(27,306)
Summit Midstream Partners, LP
Revenues:
Total revenues		81,704
Costs and expenses:
Net loss		(6,410)
Summit Midstream Partners, LP | Reportable Legal Entities
Revenues:
Gathering services and related fees	0	0
Natural gas, NGLs and condensate sales	0	0
Other revenues	0	0
Total revenues	0	0
Costs and expenses:
Cost of natural gas and NGLs	0	0
Operation and maintenance	0	0
General and administrative	0	0
Depreciation and amortization	154	116
Transaction costs	0	1,174
Loss (gain) on asset sales, net	0	0
Long-lived asset impairment	0
Total costs and expenses	154	1,290
Other income	71	22
Interest expense	0	(1,446)
Early extinguishment of debt	0
Deferred Purchase Price Obligation expense	(20,883)	(7,463)
Income (loss) before income taxes and (loss) income from equity method investees	(20,966)	(10,177)
Income tax (expense) benefit	(452)	77
(Loss) income from equity method investees	0	0
Equity in earnings of consolidated subsidiaries	20,835	6,435
Net loss	(583)	(3,665)
Co-Issuers | Reportable Legal Entities
Revenues:
Gathering services and related fees	0	0
Natural gas, NGLs and condensate sales	0	0
Other revenues	0	0
Total revenues	0	0
Costs and expenses:
Cost of natural gas and NGLs	0	0
Operation and maintenance	0	0
General and administrative	0	0
Depreciation and amortization	0	0
Transaction costs	0	0
Loss (gain) on asset sales, net	0	0
Long-lived asset impairment	0
Total costs and expenses	0	0
Other income	0	0
Interest expense	(16,716)	(14,436)
Early extinguishment of debt	(22,020)
Deferred Purchase Price Obligation expense	0	0
Income (loss) before income taxes and (loss) income from equity method investees	(38,736)	(14,436)
Income tax (expense) benefit	0	0
(Loss) income from equity method investees	0	0
Equity in earnings of consolidated subsidiaries	59,571	20,871
Net loss	20,835	6,435
Guarantor Subsidiaries | Reportable Legal Entities
Revenues:
Gathering services and related fees	100,682	64,768
Natural gas, NGLs and condensate sales	11,120	7,588
Other revenues	5,961	4,369
Total revenues	117,763	76,725
Costs and expenses:
Cost of natural gas and NGLs	9,049	6,290
Operation and maintenance	20,851	22,572
General and administrative	12,218	10,126
Depreciation and amortization	24,597	24,672
Transaction costs	0	0
Loss (gain) on asset sales, net	3	(63)
Long-lived asset impairment	0
Total costs and expenses	66,718	63,597
Other income	0	0
Interest expense	0	0
Early extinguishment of debt	0
Deferred Purchase Price Obligation expense	0	0
Income (loss) before income taxes and (loss) income from equity method investees	51,045	13,128
Income tax (expense) benefit	0	0
(Loss) income from equity method investees	0	0
Equity in earnings of consolidated subsidiaries	0	0
Net loss	51,045	13,128
Non-Guarantor Subsidiaries | Reportable Legal Entities
Revenues:
Gathering services and related fees	17,331	13,332
Natural gas, NGLs and condensate sales	0	0
Other revenues	711	514
Total revenues	18,042	13,846
Costs and expenses:
Cost of natural gas and NGLs	3	0
Operation and maintenance	2,841	3,270
General and administrative	1,914	2,753
Depreciation and amortization	3,818	2,940
Transaction costs	0	0
Loss (gain) on asset sales, net	0	0
Long-lived asset impairment	284
Total costs and expenses	8,860	8,963
Other income	0	0
Interest expense	0	0
Early extinguishment of debt	0
Deferred Purchase Price Obligation expense	0	0
Income (loss) before income taxes and (loss) income from equity method investees	9,182	4,883
Income tax (expense) benefit	0	0
(Loss) income from equity method investees	(656)	2,860
Equity in earnings of consolidated subsidiaries	0	0
Net loss	$ 8,526	$ 7,743